Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intangible assets as of June 30, 2026 and December 31, 2025 are summarized as follows:

	June 30,	December 31,
	2026	2025
Software development	€7,012	€5,382
Software SKN1	248,419	248,419
Software SKN2	1,378,566	1,378,566
Computer application	51,134	33,755
Research and Development Prototypes	817,600	811,269
Web page	6,010	6,010
	2,508,741	2,483,401
Amortization	(625,777)	(381,250)
	€1,882,964	€2,102,151